N-2 - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
		Feb. 17, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cover [Abstract]
Entity Central Index Key		0000040417
Amendment Flag		false
Document Type		N-CSR/A
Entity Registrant Name		GENERAL AMERICAN INVESTORS CO INC
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS OF INVESTING IN THE COMPANY (UNAUDITED)

As a general matter, risk is inherent in all investing activities. It can range from the inability to achieve one’s investment objectives, to performance that falls short of other investment options, to the loss of some or all invested capital. The Company invests principally in common stocks. On a relative basis, common stocks are generally subject to greater risks than many other asset classes. An equity-oriented portfolio held within an exchange traded closed-end investment company structure, such as the Company, has two layers of equity risk (the investment portfolio and the holding structure), which can amplify the level of risk suggested above. As of December 31, 2022, the Company was also approximately 15.2% leveraged as measured based upon the outstanding liquidation preference (or value) of its fixed rate 5.95% Cumulative Preferred Stock, Series B (“Preferred Stock”) relative to the gross assets of the Company. This leverage can further magnify the Company’s risk profile. The following are among the more significant risks of investing in the Company and it should also be understood that the risk categories described in the following narrative can have overlapping effects and/or exacerbate the risks described in other categories.

Equity and Market Oriented Risks

Stock market risk is the risk that stock prices can or will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices that can extend over long periods of time. Stock market disruptions can also adversely affect local, national and global markets and their orderly operation. Any such disruptions could have an adverse impact on the value of the Company’s investments, the Company’s common stock and the Company’s performance.

Investment style risk is the risk that the Company’s return, due to management’s investment decisions, will trail returns from the overall stock market or the Company’s benchmark, the S&P 500 stock index.

Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters, as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

Equity and other investments in larger, more established companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve growth rates as high as successful smaller companies, especially during extended periods of economic expansion.

Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies may be engaged in business within a narrow geographic region, be less well-known to the investment community, and have more volatile share prices. These companies often lack management depth and have narrower market penetration, less diverse product lines, and fewer resources than larger companies. Moreover, the securities of such companies often have less market liquidity and, as a result, their stock prices often react more strongly to changes in the marketplace.

The Company invests in both domestic equity securities with significant foreign subsidiaries, operations, and/or revenues and in foreign domiciled equity securities to the extent necessary to carry out its investment objectives. The value in U.S. dollars of the Company’s non-dollar-denominated foreign securities or domestic securities with significant foreign subsidiaries, operations and/or revenues may be affected favorably or unfavorably by changes in foreign currency exchange rates or exchange control regulations, and the Company may incur costs in connection with conversions between various currencies.

Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. entities. Because foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Securities of foreign issuers can be more volatile and potentially less liquid than securities of comparable U.S. issuers, and foreign investments may be affected through structures that may be complex or confusing. In certain countries, there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. The risk that securities traded on foreign exchanges and foreign domiciled equity securities traded on U.S. exchanges may be suspended, either by the issuers themselves, by an exchange, or by government authorities, is also potentially greater. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, economic or other sanctions imposed on the United States by a foreign country or imposed on a foreign country or issuer by the United States, could impair the Company’s ability to buy, sell, hold, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security.

The Company invests in certain derivatives on equity securities to carry out its investment objectives. A derivative is a financial instrument that has a value based on or “derived from” the values of other assets, indexes or reference points. Derivatives the Company typically invests in include options on equity securities, caps, floors, and collars. Some derivatives, such as equity options, are traded on U.S. securities exchanges, while other derivatives may be privately negotiated and entered into in the over-the-counter market or may be cleared through a clearinghouse or through an execution facility. Derivatives may be used for a variety of purposes, including but not limited to hedging, managing risk, seeking to stay more fully invested, seeking to reduce transaction or tax costs, seeking to simulate an investment in an equity security or other investments, and seeking to add value by using derivatives to establish portfolio positions when derivatives are favorably priced relative to equity securities or other investments. Derivatives may be used for speculative purposes and at other times their use may not constitute speculation. There is no assurance that any derivatives strategy used by the Company will succeed and the Company may incur losses through its use of derivatives.

Increasingly, climate risks (i.e., usage of fossil fuels, discharge of hydrocarbons, impact of global warming, etc.) are becoming a greater influence upon financial market valuations, liquidity and investment returns.

General Market, Market Discount and Trading Risks

In recent years, the U.S. has experienced historically low interest rates, increasing the exposure of equity investors to the risks associated with rising interest rates, which occurred during 2022. The prices of common stock may fluctuate more than the prices of other asset classes as and if interest rates change.

Inflation risk is the risk that the value of assets or income from the Company’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Company’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the financial stability of issuers and may put securities issuers at risk which may result in a decline in the value of the Company’s portfolio.

Liquidity risk is the risk that the Company may invest in securities that trade in lower volumes and may be less liquid than other investments or that the Company’s investments may become less liquid in response to market developments or adverse investor perceptions. Illiquidity may be the result of, for example, low trading volumes, lack of a market maker or restrictions that limit or prevent the Company from selling securities or closing positions. When there is no willing buyer and investments cannot be readily sold or closed out, the Company may have to sell an investment at a substantially lower price than the price at which the Company last valued the investment for purposes of calculating its net asset value (“NAV”) or it may not be able to sell the investments at all, each of which would have a negative effect on the Company’s performance and may cause the Company to hold an investment longer than management would otherwise desire.

In response to market conditions, the Company may temporarily depart from its normal investment objectives and policies when management believes that doing so is in the Company’s best interest.

Although the Company generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. This may cause the Company’s turnover rate and transaction costs to rise, which may lower the Company’s performance and may increase the likelihood of capital gains distributions.

The market price of the Company’s shares will most likely differ from its NAV. There may also be times when the market price and the NAV differ significantly, with a discount to NAV being more typical historically (the Company’s shares rarely, if ever, trade at a premium to NAV). Thus, you will likely pay less (a discount) than the current NAV when you buy the Company’s shares on the secondary market, and you will likely receive less than NAV when you sell those shares. These discounts (in rare instances, premiums) are likely to be greatest during times of market disruption or extreme market volatility.

The Company’s shares are listed for trading on the New York Stock Exchange (NYSE) and are bought and sold on this secondary market at market prices. Although the Company’s shares are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

Trading of the Company’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Company’s shares may also be halted if (1) the shares are delisted from the NYSE without first being listed on another exchange or (2) NYSE officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Unlike shares of an open-end mutual fund, the Company’s shares are not individually redeemable.

The Company’s shares are intended for long-term investors and should not be treated as a trading vehicle.

An investment in the Company is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Leverage Risk and Effects Thereof

The use of leverage magnifies the losses or gains that would otherwise be generated by the Company’s investment portfolio. Additionally, leverage has a recurring direct annual cost to the Company.

The Company employs the use of leverage through its issuance on September 24, 2003, via an underwritten offering, of its Preferred Stock. The Preferred Stock has a liquidation preference of $25 per share plus accumulated and unpaid dividends to the date of redemption. The Company can otherwise employ leverage in the management of the portfolio but has thus far not done so.

There are 7,604,687 shares of $25 per share Preferred Stock outstanding having a total liquidation preference of $190,117,175. The aggregate annual amount of the four equal quarterly dividend payments is $11,311,972. The Company has approximately $1.25 billion in gross portfolio assets as of December 31, 2022. Therefore, the total portfolio would be required to generate an annual return of approximately 0.92% to cover the annual dividend payments on the Preferred Stock.

The information below is designed to illustrate the effects of leverage through the use of senior securities under the Investment Company Act of 1940.

These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Company. Your actual returns may be greater or less than those appearing below. In addition, actual expenses associated with borrowings or other forms of leverage, if any, used by the Company may vary and could be significantly higher or lower than the rates used for the example below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Return to Common Stockholders:	(12.40)%	(6.64)%	(0.88)%	4.88%	10.64%

Return to Common Stockholders (above) is composed of three elements:

•The dividends and distributions paid to and reinvested by the holders of the common stock of the Company.

•Other realized and unrealized gains or losses in the value of the portfolio securities and other assets and liabilities of the Company not distributed to common shareholders.

•The cost of leverage of the Company, which consists of the preferred stock dividend described above, which is $11,311,972 or 1.02% of the average net assets of the common shareholders during the year.

As required by SEC rules, the table above assumes that the Company is more likely to suffer capital losses/ depreciation than to enjoy capital gains/appreciation. For example, to achieve a total return of 0.00%, the Company must assume that gross income on its investments is entirely offset by Company expenses and losses in the value of those investments.

Structural, Operating and Employee Related Risks

The Company operates as an internally managed closed-end fund (i.e., the management, advisory and administrative functions are performed by individuals directly employed by and “resident” within the Company; not a contractual service provider or external management/advisory firm) and the Company and its service providers depend on complex information technology and communications systems to conduct business functions, making them susceptible to operational and information security risks. For example, design or system failures or malfunctions, human error, faulty software or data processing systems, power or communications outages, acts of God, or cyber-attacks may lead to operational disruptions and potential losses to the Company. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns at, the Company, its custodian and accounting agent, pricing and data vendors, transfer agent, and/or other third-party service providers may adversely impact the Company and its shareholders. For instance, cyberattacks or other operational issues may interfere with the processing of shareholder transactions, impact the Company’s ability to calculate its NAV, cause the release of private shareholder information or confidential Company information, impede trading, cause reputational damage, and subject the Company to regulatory fines, penalties or financial losses, reimbursement, other compensation costs, and/or additional compliance costs. The Company also may incur substantial costs for cybersecurity risk management to guard against any cyber incidents in the future. In general, cyber-attacks result from deliberate attacks, but unintentional events may have similar effects to those caused by cyber-attacks. Similar types of risks also are present for issuers of securities in which the Company invests, which could result in material adverse consequences for such issuers and may cause the Company’s investment in such securities to lose value. In addition, cyber-attacks involving a counterparty to the Company could affect such a counterparty’s ability to meet its obligations to the Company, which may result in losses to the Company and its shareholders. In addition, the adoption of work-from-home arrangements by the Company and/or its service providers due to the COVID-19 pandemic could increase all of the above risks, create additional data and information accessibility concerns, and make the Company and/or its service providers more susceptible to operational disruptions, any of which could adversely impact their operations. While the Company or its service providers may have established business continuity plans and systems designed to guard against such operational failures and cyber-attacks and the adverse effects of such events, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different or unknown threats or risks may emerge in the future. The Company does not control the business continuity and cybersecurity plans and systems put in place by third-party service providers, and such third-party service providers may have no or limited indemnification obligations to the Company.

The Company is exposed to operational risks arising from several factors, including, but not limited to: human error; processing and communication errors; errors of the Company’s service providers, counterparties, or other third-parties; failed or inadequate processes and/or technology; or systems failures. The Company seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

The Company is dependent upon key and a limited number of personnel. Jeffrey W. Priest serves as a President, Chief Executive Officer, and the portfolio manager of the Company. The Company is dependent upon the expertise of Mr. Priest in providing investment advice and management with respect to the Company’s investments. If the Company were to lose the services of Mr. Priest, it could be adversely affected. There can be no assurance that a suitable replacement could be found for Mr. Priest in the event of his death, resignation, retirement, or inability to act on behalf of the Company.

Misconduct or misrepresentations by employees of the Company or its service providers could cause significant losses to the Company. Employee misconduct may include binding the Company to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Company’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm. Despite the Company’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Company’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Company will identify or prevent any such misconduct.

Events surrounding the COVID-19 pandemic have contributed to, and may continue to contribute to, significant market volatility, reductions in economic activity, market closures and declines in global financial markets. These effects may last for an extended period and could result in a substantial economic downturn or recession. Governmental responses may be inadequate and exacerbate other pre-existing political, social, economic, market, and financial risks. These events may have a significant adverse effect on the Company’s performance and on the liquidity of the Company’s investments and have the potential to impair the ability of Company management and employees or the Company’s external service providers to serve the Company. This could lead to further operational disruptions that may negatively impact the Company. Markets may, in response to governmental actions or intervention, experience periods of high volatility and reduced liquidity. During such periods, the Company may have to or deem it appropriate to sell securities at times when it would otherwise not do so, potentially at unfavorable prices.

The Company has a long-term lease commitment which expires in the fourth quarter of 2028 with aggregate rental payments of approximately $6,437,500.

The Company has both funded (qualified) and unfunded (supplemental) noncontributory defined benefit pension plans and funded (qualified) and unfunded (supplemental) defined contribution thrift plans that are available to its employees. As a result of the terms of these plans and applicable generally accepted accounting principles pertaining thereto, the Company may be required to increase expenses and write-up the associated liabilities of these plans in its accounting records under varying circumstances. In the case of the pension plan, if interest rates decline, stock prices decline, or there are significant declines in mortality, among other factors, additional projected expenses and accrued liabilities may be required to be recorded in the Company’s financial statements to reflect those events. In the case of the supplemental thrift plan, a greater expense and accrued liability will be recorded as the Company’s stock price increases and the associated unfunded liability of the supplemental thrift plan increases.

Certain provisions in the Company’s Restated Certificate of Incorporation or By-Laws include provisions that could limit the ability of other entities or persons to merge it or to consolidate it with an open-end fund, to dissolve the Company, to sell all or substantially all of the assets of the Company, or to make the common stock of the Company a redeemable security. These provisions could have the effect of depriving common stockholders of opportunities to sell their common stock at a premium over the then-current market price of the Company’s common stock.

Governmental, Political, Regulatory and Compliance Risks

The United States and other governments and the Federal Reserve and certain foreign central banks have taken steps in the past to support financial markets, most recently in response to the COVID-19 pandemic. The withdrawal of support, as was the case in 2022, failure of efforts in response to a financial crisis, or investor perception that those efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which the Company invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation also may change the way in which the Company is regulated. Such legislation, regulation or other government action could limit or preclude the Company’s ability to achieve its investment objectives and affect the Company’s performance.

Political, social, or financial instability; civil unrest; and acts of terrorism are other potential risks that could adversely affect an investment in a security or in markets or issuers generally. In addition, political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments, and/or international institutions that could negatively affect the Company’s investments in issuers located in, doing business in, or with assets in such countries.

The Company has elected to be treated as a Regulated Investment Company (“RIC”) under the Internal Revenue Code, as amended, and intends each year to qualify and be eligible to be treated as such. If the Company qualifies as a RIC, it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, distributed (or deemed distributed) to shareholders, provided that, for each taxable year, the Company distributes (or is treated as distributing) to its shareholders an amount equal to or exceeding 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses). The Company intends to distribute all or substantially all of its investment company taxable income and net capital gain each year. In order for the Company to qualify as a RIC in any taxable year, the Company must meet certain asset diversification tests and at least 90% of its gross income for such year must represent qualifying income. If for any taxable year the Company were to fail to meet the income or diversification tests described above, the Company could in some cases cure the failure, including by paying a tax and, in the case of a diversification test failure, disposing of certain assets. The Company’s investments therefore may be limited by the Company’s intention to qualify as a RIC and may bear on the Company’s ability to so qualify. If the Company were ineligible to or otherwise failed to qualify as a RIC, it would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Company to income tax at the corporate level and, when such income is distributed, to a further tax as dividends at the shareholder level to the extent of the Company’s current or accumulated earnings and profits.

The Company is registered under the Investment Company Act of 1940 and is subject to many requirements pursuant to its registration with the Securities and Exchange Commission and associated regulation (e.g., Securities Act of 1933, Securities Exchange Act of 1934, Regulation S-X, Regulation S-K, etc.). Violation of the above and other rules and regulations, unintended or otherwise, could result in additional regulation of the Company, enforcement actions by regulators, limitations on the Company’s ability to operate as described above, and/or fines, penalties and other forms of financial impairment. The above could severely limit or preclude the Company’s ability to achieve its investment objectives, affect the Company’s performance, or limit the Company’s ability to operate as intended.

Effects of Leverage [Text Block]

Leverage Risk and Effects Thereof

The use of leverage magnifies the losses or gains that would otherwise be generated by the Company’s investment portfolio. Additionally, leverage has a recurring direct annual cost to the Company.

The Company employs the use of leverage through its issuance on September 24, 2003, via an underwritten offering, of its Preferred Stock. The Preferred Stock has a liquidation preference of $25 per share plus accumulated and unpaid dividends to the date of redemption. The Company can otherwise employ leverage in the management of the portfolio but has thus far not done so.

There are 7,604,687 shares of $25 per share Preferred Stock outstanding having a total liquidation preference of $190,117,175. The aggregate annual amount of the four equal quarterly dividend payments is $11,311,972. The Company has approximately $1.25 billion in gross portfolio assets as of December 31, 2022. Therefore, the total portfolio would be required to generate an annual return of approximately 0.92% to cover the annual dividend payments on the Preferred Stock.

The information below is designed to illustrate the effects of leverage through the use of senior securities under the Investment Company Act of 1940.

These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Company. Your actual returns may be greater or less than those appearing below. In addition, actual expenses associated with borrowings or other forms of leverage, if any, used by the Company may vary and could be significantly higher or lower than the rates used for the example below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Return to Common Stockholders:	(12.40)%	(6.64)%	(0.88)%	4.88%	10.64%

Return to Common Stockholders (above) is composed of three elements:

•The dividends and distributions paid to and reinvested by the holders of the common stock of the Company.

•Other realized and unrealized gains or losses in the value of the portfolio securities and other assets and liabilities of the Company not distributed to common shareholders.

•The cost of leverage of the Company, which consists of the preferred stock dividend described above, which is $11,311,972 or 1.02% of the average net assets of the common shareholders during the year.

As required by SEC rules, the table above assumes that the Company is more likely to suffer capital losses/ depreciation than to enjoy capital gains/appreciation. For example, to achieve a total return of 0.00%, the Company must assume that gross income on its investments is entirely offset by Company expenses and losses in the value of those investments.

Annual Coverage Return Rate [Percent]		0.92%
Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Return to Common Stockholders:	(12.40)%	(6.64)%	(0.88)%	4.88%	10.64%

Return at Minus Ten [Percent]		(12.40%)
Return at Minus Five [Percent]		(6.64%)
Return at Zero [Percent]		(0.88%)
Return at Plus Five [Percent]		4.88%
Return at Plus Ten [Percent]		10.64%
Effects of Leverage, Purpose [Text Block]

The information below is designed to illustrate the effects of leverage through the use of senior securities under the Investment Company Act of 1940.

These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Company. Your actual returns may be greater or less than those appearing below. In addition, actual expenses associated with borrowings or other forms of leverage, if any, used by the Company may vary and could be significantly higher or lower than the rates used for the example below.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

5. CAPITAL STOCK AND DIVIDEND DISTRIBUTIONS

The authorized capital stock of the Company consists of 50,000,000 shares of Common Stock, $1.00 par value, and 10,000,000 shares of Preferred Stock, $1.00 par value. With respect to the Common Stock, 23,979,022 shares were issued and outstanding; 8,000,000 Preferred Shares were originally issued and 7,604,687 were outstanding on December 31, 2022.

On September 24, 2003, the Company issued and sold 8,000,000 shares of its 5.95% Cumulative Preferred Stock, Series B in an underwritten offering. The Preferred Shares were noncallable for the 5 year period ended September 24, 2008 and have a liquidation preference of $25.00 per share plus accumulated and unpaid dividends to the date of redemption.

Cumulatively, the Board of Directors has authorized the repurchase of up to 2 million Preferred Shares in the open market at prices below $25.00 per share. To date, 395,313 shares have been repurchased.

The Company allocates distributions from net capital gains and other types of income proportionately among holders of shares of Common Stock and Preferred Stock. To the extent that dividends on the shares of Preferred Stock are not paid from net capital gains, they will be paid from investment company taxable income, or will represent a return of capital.

Under the Investment Company Act of 1940, the Company is required to maintain an asset coverage of at least 200% of the Preferred Stock. In addition, pursuant to Moody’s Investor Service, Inc. Rating Agency Guidelines, the Company is required to maintain a certain discounted asset coverage for its portfolio that equals or exceeds a Basic Maintenance Amount. If the Company fails to meet these requirements in the future and does not cure such failure, the Company may be required to redeem, in whole or in part, shares of Preferred Stock at a redemption price of $25.00 per share plus accumulated and unpaid dividends. In addition, failure to meet the foregoing asset coverage requirements could restrict the Company’s ability to pay dividends on shares of Common Stock and could lead to sales of portfolio securities at inopportune times.

The holders of Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and, generally, vote together with the holders of Common Stock as a single class.

Holders of Preferred Stock will elect two members to the Company’s Board of Directors and the holders of Preferred and Common Stock, voting as a single class, will elect the remaining directors. If the Company fails to pay dividends on the Preferred Stock in an amount equal to two full years’ dividends, the holders of Preferred Stock will have the right to elect a majority of the directors. In addition, the Investment Company Act of 1940 requires that approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock and (b) take any action requiring a vote of security holders, including, among other things, changes in the Company’s subclassification as a closed-end investment company or changes in its fundamental investment policies.

The Company presents its Preferred Stock, for which its redemption is outside of the Company’s control, outside of the net assets applicable to Common Stock in the Statement of Assets and Liabilities.

Transactions in Common Stock during 2022 and 2021 were as follows:

	Shares		Amount
	2022	2021	2022	2021
Par value of Shares issued in payment of dividends and distributions (issued from treasury)	253,791	644,438	$253,791	$644,438
Increase in paid-in capital	—	—	8,933,752	26,873,064
Total increase	253,791	644,438	9,187,543	27,517,502
Par value of Shares purchased (at an average discount from net asset value of 16.8% and 15.1%, respectively)	(666,903)	(980,510)	(666,903)	(980,510)
Decrease in paid-in capital	—	—	(24,468,665)	(39,988,665)
Total decrease	(666,903)	(980,510)	(25,135,568)	(40,969,175)
Net decrease	(413,112)	(336,072)	$(15,948,025)	$(13,451,672)

At December 31, 2022, the Company held in its treasury 8,001,850 shares of Common Stock with an aggregate cost of $282,736,751.

The tax basis distributions during the year ended December 31, 2022 are as follows: ordinary distributions of $4,845,219 and net capital gains distributions of $42,565,984. As of December 31, 2022, distributable earnings on a tax basis totaled $664,077,324 consisting of $3,257,712 from undistributed net capital gains and $660,819,612 from net unrealized appreciation on investments. Reclassifications arising from permanent “book/tax” difference reflect non-tax deductible expenses during the year ended December 31, 2022. As a result, additional paid-in capital was decreased by $1,325,000 and total distributable earnings was increased by $1,325,000. Net assets were not affected by this reclassification. As of December 31, 2022, the Company had wash loss deferrals of $192,525 and straddle loss deferrals of $2,408,944.

General Market, Market Discount and Trading Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Market, Market Discount and Trading Risks

In recent years, the U.S. has experienced historically low interest rates, increasing the exposure of equity investors to the risks associated with rising interest rates, which occurred during 2022. The prices of common stock may fluctuate more than the prices of other asset classes as and if interest rates change.

Inflation risk is the risk that the value of assets or income from the Company’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Company’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the financial stability of issuers and may put securities issuers at risk which may result in a decline in the value of the Company’s portfolio.

Liquidity risk is the risk that the Company may invest in securities that trade in lower volumes and may be less liquid than other investments or that the Company’s investments may become less liquid in response to market developments or adverse investor perceptions. Illiquidity may be the result of, for example, low trading volumes, lack of a market maker or restrictions that limit or prevent the Company from selling securities or closing positions. When there is no willing buyer and investments cannot be readily sold or closed out, the Company may have to sell an investment at a substantially lower price than the price at which the Company last valued the investment for purposes of calculating its net asset value (“NAV”) or it may not be able to sell the investments at all, each of which would have a negative effect on the Company’s performance and may cause the Company to hold an investment longer than management would otherwise desire.

In response to market conditions, the Company may temporarily depart from its normal investment objectives and policies when management believes that doing so is in the Company’s best interest.

Although the Company generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. This may cause the Company’s turnover rate and transaction costs to rise, which may lower the Company’s performance and may increase the likelihood of capital gains distributions.

The market price of the Company’s shares will most likely differ from its NAV. There may also be times when the market price and the NAV differ significantly, with a discount to NAV being more typical historically (the Company’s shares rarely, if ever, trade at a premium to NAV). Thus, you will likely pay less (a discount) than the current NAV when you buy the Company’s shares on the secondary market, and you will likely receive less than NAV when you sell those shares. These discounts (in rare instances, premiums) are likely to be greatest during times of market disruption or extreme market volatility.

The Company’s shares are listed for trading on the New York Stock Exchange (NYSE) and are bought and sold on this secondary market at market prices. Although the Company’s shares are listed for trading on the NYSE, it is possible that an active trading market may not be maintained.

Trading of the Company’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Company’s shares may also be halted if (1) the shares are delisted from the NYSE without first being listed on another exchange or (2) NYSE officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Unlike shares of an open-end mutual fund, the Company’s shares are not individually redeemable.

The Company’s shares are intended for long-term investors and should not be treated as a trading vehicle.

An investment in the Company is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity and Market Oriented Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity and Market Oriented Risks

Stock market risk is the risk that stock prices can or will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices that can extend over long periods of time. Stock market disruptions can also adversely affect local, national and global markets and their orderly operation. Any such disruptions could have an adverse impact on the value of the Company’s investments, the Company’s common stock and the Company’s performance.

Investment style risk is the risk that the Company’s return, due to management’s investment decisions, will trail returns from the overall stock market or the Company’s benchmark, the S&P 500 stock index.

Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters, as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

Equity and other investments in larger, more established companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve growth rates as high as successful smaller companies, especially during extended periods of economic expansion.

Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies may be engaged in business within a narrow geographic region, be less well-known to the investment community, and have more volatile share prices. These companies often lack management depth and have narrower market penetration, less diverse product lines, and fewer resources than larger companies. Moreover, the securities of such companies often have less market liquidity and, as a result, their stock prices often react more strongly to changes in the marketplace.

The Company invests in both domestic equity securities with significant foreign subsidiaries, operations, and/or revenues and in foreign domiciled equity securities to the extent necessary to carry out its investment objectives. The value in U.S. dollars of the Company’s non-dollar-denominated foreign securities or domestic securities with significant foreign subsidiaries, operations and/or revenues may be affected favorably or unfavorably by changes in foreign currency exchange rates or exchange control regulations, and the Company may incur costs in connection with conversions between various currencies.

Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. entities. Because foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Securities of foreign issuers can be more volatile and potentially less liquid than securities of comparable U.S. issuers, and foreign investments may be affected through structures that may be complex or confusing. In certain countries, there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. The risk that securities traded on foreign exchanges and foreign domiciled equity securities traded on U.S. exchanges may be suspended, either by the issuers themselves, by an exchange, or by government authorities, is also potentially greater. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, economic or other sanctions imposed on the United States by a foreign country or imposed on a foreign country or issuer by the United States, could impair the Company’s ability to buy, sell, hold, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security.

The Company invests in certain derivatives on equity securities to carry out its investment objectives. A derivative is a financial instrument that has a value based on or “derived from” the values of other assets, indexes or reference points. Derivatives the Company typically invests in include options on equity securities, caps, floors, and collars. Some derivatives, such as equity options, are traded on U.S. securities exchanges, while other derivatives may be privately negotiated and entered into in the over-the-counter market or may be cleared through a clearinghouse or through an execution facility. Derivatives may be used for a variety of purposes, including but not limited to hedging, managing risk, seeking to stay more fully invested, seeking to reduce transaction or tax costs, seeking to simulate an investment in an equity security or other investments, and seeking to add value by using derivatives to establish portfolio positions when derivatives are favorably priced relative to equity securities or other investments. Derivatives may be used for speculative purposes and at other times their use may not constitute speculation. There is no assurance that any derivatives strategy used by the Company will succeed and the Company may incur losses through its use of derivatives.

Increasingly, climate risks (i.e., usage of fossil fuels, discharge of hydrocarbons, impact of global warming, etc.) are becoming a greater influence upon financial market valuations, liquidity and investment returns.

Structural, Operating and Employee Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structural, Operating and Employee Related Risks

The Company operates as an internally managed closed-end fund (i.e., the management, advisory and administrative functions are performed by individuals directly employed by and “resident” within the Company; not a contractual service provider or external management/advisory firm) and the Company and its service providers depend on complex information technology and communications systems to conduct business functions, making them susceptible to operational and information security risks. For example, design or system failures or malfunctions, human error, faulty software or data processing systems, power or communications outages, acts of God, or cyber-attacks may lead to operational disruptions and potential losses to the Company. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns at, the Company, its custodian and accounting agent, pricing and data vendors, transfer agent, and/or other third-party service providers may adversely impact the Company and its shareholders. For instance, cyberattacks or other operational issues may interfere with the processing of shareholder transactions, impact the Company’s ability to calculate its NAV, cause the release of private shareholder information or confidential Company information, impede trading, cause reputational damage, and subject the Company to regulatory fines, penalties or financial losses, reimbursement, other compensation costs, and/or additional compliance costs. The Company also may incur substantial costs for cybersecurity risk management to guard against any cyber incidents in the future. In general, cyber-attacks result from deliberate attacks, but unintentional events may have similar effects to those caused by cyber-attacks. Similar types of risks also are present for issuers of securities in which the Company invests, which could result in material adverse consequences for such issuers and may cause the Company’s investment in such securities to lose value. In addition, cyber-attacks involving a counterparty to the Company could affect such a counterparty’s ability to meet its obligations to the Company, which may result in losses to the Company and its shareholders. In addition, the adoption of work-from-home arrangements by the Company and/or its service providers due to the COVID-19 pandemic could increase all of the above risks, create additional data and information accessibility concerns, and make the Company and/or its service providers more susceptible to operational disruptions, any of which could adversely impact their operations. While the Company or its service providers may have established business continuity plans and systems designed to guard against such operational failures and cyber-attacks and the adverse effects of such events, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different or unknown threats or risks may emerge in the future. The Company does not control the business continuity and cybersecurity plans and systems put in place by third-party service providers, and such third-party service providers may have no or limited indemnification obligations to the Company.

The Company is exposed to operational risks arising from several factors, including, but not limited to: human error; processing and communication errors; errors of the Company’s service providers, counterparties, or other third-parties; failed or inadequate processes and/or technology; or systems failures. The Company seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

The Company is dependent upon key and a limited number of personnel. Jeffrey W. Priest serves as a President, Chief Executive Officer, and the portfolio manager of the Company. The Company is dependent upon the expertise of Mr. Priest in providing investment advice and management with respect to the Company’s investments. If the Company were to lose the services of Mr. Priest, it could be adversely affected. There can be no assurance that a suitable replacement could be found for Mr. Priest in the event of his death, resignation, retirement, or inability to act on behalf of the Company.

Misconduct or misrepresentations by employees of the Company or its service providers could cause significant losses to the Company. Employee misconduct may include binding the Company to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Company’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm. Despite the Company’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Company’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Company will identify or prevent any such misconduct.

Events surrounding the COVID-19 pandemic have contributed to, and may continue to contribute to, significant market volatility, reductions in economic activity, market closures and declines in global financial markets. These effects may last for an extended period and could result in a substantial economic downturn or recession. Governmental responses may be inadequate and exacerbate other pre-existing political, social, economic, market, and financial risks. These events may have a significant adverse effect on the Company’s performance and on the liquidity of the Company’s investments and have the potential to impair the ability of Company management and employees or the Company’s external service providers to serve the Company. This could lead to further operational disruptions that may negatively impact the Company. Markets may, in response to governmental actions or intervention, experience periods of high volatility and reduced liquidity. During such periods, the Company may have to or deem it appropriate to sell securities at times when it would otherwise not do so, potentially at unfavorable prices.

The Company has a long-term lease commitment which expires in the fourth quarter of 2028 with aggregate rental payments of approximately $6,437,500.

The Company has both funded (qualified) and unfunded (supplemental) noncontributory defined benefit pension plans and funded (qualified) and unfunded (supplemental) defined contribution thrift plans that are available to its employees. As a result of the terms of these plans and applicable generally accepted accounting principles pertaining thereto, the Company may be required to increase expenses and write-up the associated liabilities of these plans in its accounting records under varying circumstances. In the case of the pension plan, if interest rates decline, stock prices decline, or there are significant declines in mortality, among other factors, additional projected expenses and accrued liabilities may be required to be recorded in the Company’s financial statements to reflect those events. In the case of the supplemental thrift plan, a greater expense and accrued liability will be recorded as the Company’s stock price increases and the associated unfunded liability of the supplemental thrift plan increases.

Certain provisions in the Company’s Restated Certificate of Incorporation or By-Laws include provisions that could limit the ability of other entities or persons to merge it or to consolidate it with an open-end fund, to dissolve the Company, to sell all or substantially all of the assets of the Company, or to make the common stock of the Company a redeemable security. These provisions could have the effect of depriving common stockholders of opportunities to sell their common stock at a premium over the then-current market price of the Company’s common stock.

Governmental, Political, Regulatory and Compliance Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Governmental, Political, Regulatory and Compliance Risks

The United States and other governments and the Federal Reserve and certain foreign central banks have taken steps in the past to support financial markets, most recently in response to the COVID-19 pandemic. The withdrawal of support, as was the case in 2022, failure of efforts in response to a financial crisis, or investor perception that those efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which the Company invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation also may change the way in which the Company is regulated. Such legislation, regulation or other government action could limit or preclude the Company’s ability to achieve its investment objectives and affect the Company’s performance.

Political, social, or financial instability; civil unrest; and acts of terrorism are other potential risks that could adversely affect an investment in a security or in markets or issuers generally. In addition, political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments, and/or international institutions that could negatively affect the Company’s investments in issuers located in, doing business in, or with assets in such countries.

The Company has elected to be treated as a Regulated Investment Company (“RIC”) under the Internal Revenue Code, as amended, and intends each year to qualify and be eligible to be treated as such. If the Company qualifies as a RIC, it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, distributed (or deemed distributed) to shareholders, provided that, for each taxable year, the Company distributes (or is treated as distributing) to its shareholders an amount equal to or exceeding 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses). The Company intends to distribute all or substantially all of its investment company taxable income and net capital gain each year. In order for the Company to qualify as a RIC in any taxable year, the Company must meet certain asset diversification tests and at least 90% of its gross income for such year must represent qualifying income. If for any taxable year the Company were to fail to meet the income or diversification tests described above, the Company could in some cases cure the failure, including by paying a tax and, in the case of a diversification test failure, disposing of certain assets. The Company’s investments therefore may be limited by the Company’s intention to qualify as a RIC and may bear on the Company’s ability to so qualify. If the Company were ineligible to or otherwise failed to qualify as a RIC, it would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Company to income tax at the corporate level and, when such income is distributed, to a further tax as dividends at the shareholder level to the extent of the Company’s current or accumulated earnings and profits.

The Company is registered under the Investment Company Act of 1940 and is subject to many requirements pursuant to its registration with the Securities and Exchange Commission and associated regulation (e.g., Securities Act of 1933, Securities Exchange Act of 1934, Regulation S-X, Regulation S-K, etc.). Violation of the above and other rules and regulations, unintended or otherwise, could result in additional regulation of the Company, enforcement actions by regulators, limitations on the Company’s ability to operate as described above, and/or fines, penalties and other forms of financial impairment. The above could severely limit or preclude the Company’s ability to achieve its investment objectives, affect the Company’s performance, or limit the Company’s ability to operate as intended.

Common Stock [Member]
General Description of Registrant [Abstract]
Share Price [Table Text Block]
Per Common Share - December 31
Net asset value	$43.42	$52.59
Market price	$36.15	$44.20
Discount from net asset value	(16.7)%	(16.0)%

Common Shares outstanding - Dec. 31	23,979,022	24,392,134
Market price range* (high-low)	$44.37-$33.73	$46.55-$36.81
Market volume - shares	6,949,470	5,776,014
*	Unadjusted for dividend payments.

Lowest Price or Bid	[1]				$ 33.73	$ 36.81
Highest Price or Bid	[1]				$ 44.37	$ 46.55
Latest Share Price			$ 36.15	$ 44.20
Latest Premium (Discount) to NAV [Percent]			(16.70%)	(16.00%)
Latest NAV			$ 43.42	$ 52.59
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			50,000,000
Outstanding Security, Held [Shares]			23,979,022	24,392,134
Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Preferred Stock
Liquidation value, end of year (000’s omitted)	$190,117	$190,117	$190,117	$190,117	$190,117
Asset coverage	648%	775%	672%	669%	572%
Asset coverage per share	$161.91	$193.68	$168.07	$167.24	$142.93
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00
Market value per share	$25.50	$26.86	$27.50	$27.60	$25.72

Senior Securities Amount					$ 190,117	$ 190,117	$ 190,117	$ 190,117	$ 190,117
Senior Securities Coverage per Unit					$ 161.91	$ 193.68	$ 168.07	$ 167.24	$ 142.93
Senior Securities Involuntary Liquidating Preference per Unit					25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit					$ 25.50	$ 26.86	$ 27.50	$ 27.60	$ 25.72
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and, generally, vote together with the holders of Common Stock as a single class.

Holders of Preferred Stock will elect two members to the Company’s Board of Directors and the holders of Preferred and Common Stock, voting as a single class, will elect the remaining directors. If the Company fails to pay dividends on the Preferred Stock in an amount equal to two full years’ dividends, the holders of Preferred Stock will have the right to elect a majority of the directors. In addition, the Investment Company Act of 1940 requires that approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock and (b) take any action requiring a vote of security holders, including, among other things, changes in the Company’s subclassification as a closed-end investment company or changes in its fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

Under the Investment Company Act of 1940, the Company is required to maintain an asset coverage of at least 200% of the Preferred Stock. In addition, pursuant to Moody’s Investor Service, Inc. Rating Agency Guidelines, the Company is required to maintain a certain discounted asset coverage for its portfolio that equals or exceeds a Basic Maintenance Amount. If the Company fails to meet these requirements in the future and does not cure such failure, the Company may be required to redeem, in whole or in part, shares of Preferred Stock at a redemption price of $25.00 per share plus accumulated and unpaid dividends. In addition, failure to meet the foregoing asset coverage requirements could restrict the Company’s ability to pay dividends on shares of Common Stock and could lead to sales of portfolio securities at inopportune times.

Outstanding Security, Authorized [Shares]			10,000,000
Outstanding Security, Held [Shares]			7,604,687

[1]	Unadjusted for dividend payments.